Related Party Balances and Transactions	6 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions

Note 10 — Related party balances and transactions

Related party balances

Amount due to director

The Company borrows from Mr. Long, the Company’s Chief Executive Officer, for operation purpose. The loans are interest free, free of collateral and repayable upon demand.

Name of Related Party	Relationship	Nature of Transactions	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)	December 31, 2025 (Unaudited)
			SGD	SGD	USD
Mr. Ziyang Long	Mr. Long is a director of Republic Power Pte Limited	Loan	53,767	149,907	116,577

Income tax

British Virgin Islands

Republic Power Group Limited is incorporated in the British Virgin Islands and conducts all of the Company’s businesses through the Company’s subsidiary in Singapore, Republic Power Pte Limited. Under the current laws of the British Virgin Islands, Republic Power Group Limited is not subject to tax on income or capital gains. In addition, upon payments of dividends by Republic Power Group Limited and the Company’s subsidiary in Singapore, Republic Power Pte. Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.